UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  354 Pequot Avenue
          Southport, Connecticut 06890


13F File Number:  028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Slavko Negulic
Title:    Chief Financial Officer
Phone:    (203) 254-4500


Signature, Place and Date of Signing:

/s/ Slavko Negulic          Southport, Connecticut           August 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

-------------------------------------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  88

Form 13F Information Table Value Total: $1,905,123
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    FORM 13F INFORMATION TABLE
                                                           June 30, 2007

COLUMN 1                        COLUMN  2         COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                               VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MGRS    SOLE    SHARED  NONE
--------------                  --------------    -----       --------  -------  --- ----   ----------  ----    ----    ------  ----
ACERGY S A                      SPONSORED ADR     00443E104     8068     359200  SH         SOLE        NONE     359200  NONE   NONE
ACTIVE POWER INC                COM               00504W100     9096    5110288  SH         SOLE        NONE    5110288  NONE   NONE
AMERICAN SUPERCONDUCTOR CORP    COM               030111108      504      26100  SH         SOLE        NONE      26100  NONE   NONE
AMERICAN SUPERCONDUCTOR CORP    COM               030111108     5750     297800  SH  PUT    SOLE        NONE     297800  NONE   NONE
ARCH COAL INC                   COM               039380100    38280    1100000  SH         SOLE        NONE    1100000  NONE   NONE
ARENA RESOURCES INC             COM               040049108     2557      44000  SH         SOLE        NONE      44000  NONE   NONE
BEACON POWER CORP               COM               073677106      266     211122  SH         SOLE        NONE     211122  NONE   NONE
BJ SVCS CO                      COM               055482103    25596     900000  SH         SOLE        NONE     900000  NONE   NONE
BTU INTL INC                    COM               056032105      690      50000  SH         SOLE        NONE      50000  NONE   NONE
CALGON CARBON CORP              COM               129603106     1160     100000  SH         SOLE        NONE     100000  NONE   NONE
CAMERON INTERNATIONAL CORP      COM               13342B105    45283     633600  SH         SOLE        NONE     633600  NONE   NONE
CANADIAN NAT RES LTD            COM               136385101    28179     424700  SH         SOLE        NONE     424700  NONE   NONE
CATALYTICA ENERGY SYS INC       COM               148884109      163     135807  SH         SOLE        NONE     135807  NONE   NONE
CF INDS HLDGS INC               COM               125269100     2336      39000  SH         SOLE        NONE      39000  NONE   NONE
CHESAPEAKE ENERGY CORP          COM               165167107    20760     600000  SH  PUT    SOLE        NONE     600000  NONE   NONE
CNX GAS CORP                    COM               12618H309     1949      63700  SH         SOLE        NONE      63700  NONE   NONE
COMPLETE PRODUCTION SERVICES    COM               20453E109     5351     207000  SH         SOLE        NONE     207000  NONE   NONE
COMPLETE PRODUCTION SERVICES    COM               20453E109     2611     101000  SH  CALL   SOLE        NONE     101000  NONE   NONE
DELTA PETE CORP                 COM NEW           247907207    11144     555000  SH         SOLE        NONE     555000  NONE   NONE
DENBURY RES INC                 COM NEW           247916208    15938     425000  SH         SOLE        NONE     425000  NONE   NONE
DEVON ENERGY CORP NEW           COM               25179M103    26619     340000  SH         SOLE        NONE     340000  NONE   NONE
DRESSER-RAND GROUP INC          COM               261608103     4740     120000  SH         SOLE        NONE     120000  NONE   NONE
DYNEGY INC DEL                  CL A              26817G102    24544    2600000  SH         SOLE        NONE    2600000  NONE   NONE
DYNEGY INC DEL                  CL A              26817G102    22277    2359900  SH  CALL   SOLE        NONE    2359900  NONE   NONE
ENSCO INTL INC                  COM               26874Q100    32299     529400  SH         SOLE        NONE     529400  NONE   NONE
EOG RES INC                     COM               26875P101    29955     410000  SH  PUT    SOLE        NONE     410000  NONE   NONE
EVERGREEN ENERGY INC            COM               30024B104    16824    2790059  SH         SOLE        NONE    2790059  NONE   NONE
EVERGREEN ENERGY INC            COM               30024B104     1508     250000  SH  CALL   SOLE        NONE     250000  NONE   NONE
EVERGREEN ENERGY INC            COM               30024B104      196      32500  SH  PUT    SOLE        NONE      32500  NONE   NONE
FIRST SOLAR INC                 COM               336433107    21876     245000  SH  PUT    SOLE        NONE     245000  NONE   NONE
FOSTER WHEELER LTD              SHS NEW           G36535139     3071      28700  SH         SOLE        NONE      28700  NONE   NONE
FOUNDATION COAL HLDGS INC       COM               35039W100     8128     200000  SH         SOLE        NONE     200000  NONE   NONE
FUEL SYS SOLUTIONS INC          COM               35952W103     1586      95677  SH         SOLE        NONE      95677  NONE   NONE
FUELCELL ENERGY INC             COM               35952H106    23926    3020902  SH         SOLE        NONE    3020902  NONE   NONE
GLOBALSANTAFE CORP              SHS               G3930E101    51791     716837  SH         SOLE        NONE     716837  NONE   NONE
GRANT PRIDECO INC               COM               38821G101    21807     405100  SH         SOLE        NONE     405100  NONE   NONE
HALLIBURTON CO                  COM               406216101    13690     396800  SH         SOLE        NONE     396800  NONE   NONE
HALLIBURTON CO                  COM               406216101    48628    1409500  SH  CALL   SOLE        NONE    1409500  NONE   NONE
HALLIBURTON CO                  COM               406216101    48300    1400000  SH  PUT    SOLE        NONE    1400000  NONE   NONE
HESS CORP                       COM               42809H107    17682     299900  SH         SOLE        NONE     299900  NONE   NONE
HYDROGENICS CORP                COM               448882100     1258     982474  SH         SOLE        NONE     982474  NONE   NONE
INFRASOURCE SVCS INC            COM               45684P102    17623     475000  SH         SOLE        NONE     475000  NONE   NONE
INTEROIL CORP                   COM               460951106    10908     575900  SH         SOLE        NONE     575900  NONE   NONE
INTEROIL CORP                   COM               460951106     6557     346200  SH  CALL   SOLE        NONE     346200  NONE   NONE
INTEROIL CORP                   COM               460951106     3792     200200  SH  PUT    SOLE        NONE     200200  NONE   NONE
ISHARES TR                      RUSSELL 20000     464287655   174216    2100000  SH  PUT    SOLE        NONE    2100000  NONE   NONE
KBR INC                         COM               48242W106     6049     230600  SH         SOLE        NONE     230600  NONE   NONE
MASSEY ENERGY CORP              COM               576206106     5383     202000  SH         SOLE        NONE     202000  NONE   NONE
MAXWELL TECHNOLOGIES INC        COM               577767106     2529     177813  SH         SOLE        NONE     177813  NONE   NONE
MCDERMOTT INTL INC              COM               580037109    34478     414800  SH         SOLE        NONE     414800  NONE   NONE
MEDIS TECHNOLOGIES LTD          COM               58500P107     1146      78000  SH  PUT    SOLE        NONE      78000  NONE   NONE
MEDIS TECHNOLOGIES LTD          COM               58500P107      735      50000  SH  CALL   SOLE        NONE      50000  NONE   NONE
MEMC ELECTR MATLS INC           COM               552715104     1834      30000  SH  PUT    SOLE        NONE      30000  NONE   NONE
MIRANT CORP NEW                 COM               60467R100    18777     440251  SH         SOLE        NONE     440251  NONE   NONE
MIRANT CORP NEW                 W EXP 01/03/201   60467R118    13795     599261  SH         SOLE        NONE     599261  NONE   NONE
MOSAIC CO                       COM               61945A107     3594      92100  SH         SOLE        NONE      92100  NONE   NONE
NATIONAL OILWELL VARCO INC      COM               637071101    18016     172832  SH         SOLE        NONE     172832  NONE   NONE
NOBLE CORPORATION               SHS               G65422100    14296     146600  SH         SOLE        NONE     146600  NONE   NONE
NOVA BIOSOURCE FUELS INC        COM               65488W103     2184     856603  SH         SOLE        NONE     856603  NONE   NONE
OCEAN PWR TECHNOLOGIES INC      COM NEW           674870308     1181      74600  SH         SOLE        NONE      74600  NONE   NONE
OIL SVC HOLDRS TR               DEPOSTRY RCPT     678002106   419352    2400000  SH  PUT    SOLE        NONE    2400000  NONE   NONE
PARTICLE DRILLING TECHNOLOGI    COM               70212G101     1149     522100  SH         SOLE        NONE     522100  NONE   NONE
PEABODY ENERGY CORP             COM               704549104    43711     903500  SH         SOLE        NONE     903500  NONE   NONE
PETROHAWK ENERGY CORP           COM               716495106    41315    2605000  SH         SOLE        NONE    2605000  NONE   NONE
POWERSHARES ETF TRUST           WNDRHLL CLN EN    73935X500     2122     101905  SH         SOLE        NONE     101905  NONE   NONE
POWERSHARES ETF TRUST           WNDRHLL CLN EN    73935X500     8984     431500  SH  PUT    SOLE        NONE     431500  NONE   NONE
PRIDE INTL INC DEL              COM               74153Q102      281       7500  SH         SOLE        NONE       7500  NONE   NONE
QUANTA SVCS INC                 COM               74762E102    11084     361400  SH         SOLE        NONE     361400  NONE   NONE
RANGE RES CORP                  COM               75281A109     7013     187450  SH         SOLE        NONE     187450  NONE   NONE
RELIANT ENERGY INC              COM               75952B105    20213     750000  SH         SOLE        NONE     750000  NONE   NONE
RELIANT ENERGY INC              COM               75952B105     5390     200000  SH  PUT    SOLE        NONE     200000  NONE   NONE
RENTECH INC                     COM               760112102      954     368442  SH         SOLE        NONE     368442  NONE   NONE
RETAIL HOLDRS TR                DEP RCPT          76127U101    31374     300000  SH  PUT    SOLE        NONE     300000  NONE   NONE
ROWAN COS INC                   COM               779382100    53200    1298200  SH         SOLE        NONE    1298200  NONE   NONE
SCHLUMBERGER LTD                COM               806857108    33339     392500  SH         SOLE        NONE     392500  NONE   NONE
SHAW GROUP INC                  COM               820280105     4629     100000  SH         SOLE        NONE     100000  NONE   NONE
SOUTHWESTERN ENERGY CO          COM               845467109    23363     525000  SH         SOLE        NONE     525000  NONE   NONE
SUNCOR ENERGY INC               COM               867229106    13245     147300  SH         SOLE        NONE     147300  NONE   NONE
SUNPOWER CORP                   COM CL A          867652109     4136      65600  SH  PUT    SOLE        NONE      65600  NONE   NONE
TERRA INDS INC                  COM               880915103    29539    1162053  SH         SOLE        NONE    1162053  NONE   NONE
TETON ENERGY CORP               COM               881628101     2484     477704  SH         SOLE        NONE     477704  NONE   NONE
TRANSMERIDIAN EXPL INC          COM               89376N108      528     300000  SH         SOLE        NONE     300000  NONE   NONE
TRANSOCEAN INC                  COM               G90078109    64902     612400  SH         SOLE        NONE     612400  NONE   NONE
USANA HEALTH SCIENCES INC       COM               90328M107     3306      73900  SH  PUT    SOLE        NONE      73900  NONE   NONE
VALERO ENERGY CORP NEW          COM               91913Y100    11803     159800  SH         SOLE        NONE     159800  NONE   NONE
VALMONT INDS INC                COM               920253101    13570     186500  SH         SOLE        NONE     186500  NONE   NONE
WEATHERFORD INTERNATIONAL LT    COM               G95089101    40275     729100  SH         SOLE        NONE     729100  NONE   NONE
XTO ENERGY INC                  COM               98385X106    30383     505533  SH         SOLE        NONE     505533  NONE   NONE



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